VACATION OWNERSHIP MORTGAGES RECEIVABLE - Carrying amounts and Accretable yield (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Vacation ownership mortgages receivable
Net vacation ownership mortgages receivable	$ 737	$ 730
Accretable yield expected to be collected over the carrying amount
Balance, beginning of period	156	12
Vistana acquired accretable yield		205
Accretion	(53)	(49)
Reclassification between nonaccretable difference	(4)	(12)
Balance, end of period	99	156
Nonaccretable difference, end of period balance	31	35
Acquired vacation
Vacation ownership mortgages receivable
Vacation ownership mortgages receivable	383	546
Less: allowance for loan impairment and losses	(5)
Expected remaining principal payment	296	466
Originated vacation
Vacation ownership mortgages receivable
Vacation ownership mortgages receivable	414	206
Less: allowance for loan impairment and losses	(55)	(22)
Securitized
Vacation ownership mortgages receivable
Net vacation ownership mortgages receivable	559	429
Cash collateral	19
Securitized | Acquired vacation
Vacation ownership mortgages receivable
Vacation ownership mortgages receivable	345	419
Less: allowance for loan impairment and losses	(4)
Net vacation ownership mortgages receivable	341
Securitized | Originated vacation
Vacation ownership mortgages receivable
Vacation ownership mortgages receivable	251	11
Less: allowance for loan impairment and losses	(33)	(1)
Net vacation ownership mortgages receivable	218
Unsecuritized
Vacation ownership mortgages receivable
Net vacation ownership mortgages receivable	178	301
Unsecuritized vacation ownership receivables not eligible for securitization	9
Unsecuritized | Acquired vacation
Vacation ownership mortgages receivable
Vacation ownership mortgages receivable	38	127
Less: allowance for loan impairment and losses	(1)
Net vacation ownership mortgages receivable	37
Unsecuritized | Originated vacation
Vacation ownership mortgages receivable
Vacation ownership mortgages receivable	163	195
Less: allowance for loan impairment and losses	(22)	$ (21)
Net vacation ownership mortgages receivable	$ 141